13. 401(k) and Profit-Sharing Plan	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
13. 401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements. The pension expense was $481,875 and $506,640 for 2012 and 2011, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.